Share-based Payments	12 Months Ended
Dec. 31, 2020
Share-based Payments
Share-based Payments
20.	Share-based Payments

Description of the ESOP

The Group maintains an Employee Stock Option Program (“ESOP”), originally established in 2017, which allows for the issuance of options to purchase ordinary shares to its employees and certain advisors. Share options typically follow a vesting schedule over a four-year period. 25% will vest after the one-year anniversary of the applicable vesting commencement data (the “Cliff Period”) and then monthly thereafter on a graded vesting basis through the end of the vesting period. Individuals must continue to provide services to a Group entity in order to vest. Upon termination, all unvested options are forfeited. There is no contractual life for the share options provided in the contract.

Options allocated and earned will be settled by Lilium in cash or equity shares if an exit event occurs (e.g. share purchase, asset purchase, initial public offering (“IPO”). In case of an exit event, the Company will notify the participants two weeks in advance of the exit event informing them of the number of vested options held by the participant and the deadline to exercise such vested options, which must be at least two weeks (the “exercise period”). The participants may only exercise the vested portion of their options upon an exit event and within the exercise period specified in the notice. If a participant does not exercise the vested portion of such participant´s options or if the exit notification is not duly submitted, the vested portion of the participant´s options may be settled in cash. Furthermore, the Company has the choice to settle the award in cash even if the participant timely exercises such options. Any options that are unvested as of the date of an exit event (“Accelerated Options”) will cliff vest after a period of 24 months starting from the exit event, or upon an earlier termination of service initiated by the Company without good cause. The Accelerated Options will be forefeited if, prior to vesting, the participant’s service is terminated by the Company for good cause or due to person-related or conduct-related reasons according to German labour law.

The manner of settlement in the form of cash or shares under the original terms of the ESOP implemented in 2017 (the “2017 ESOP”) was at the election of the holders and, accordingly, options granted under the 2017 ESOP were classified as cash-settled. In November 2020, the Company modified certain terms and conditions of the 2017 ESOP (the “2020 ESOP”), which included modifications to the manner of settlement and stipulated that the Company has the discretion to determine the form of settlement of the options. Furthermore, the definition of an exit event was extended to include an indirect IPO, such as a merger of the Company into a publicly-traded shell company, if certain additional conditions are met.

Letters were sent to all holders of options granted under the 2017 ESOP and each such holder was asked to provide acceptance of the amendments before the end of December 2020. Options granted to participants who were U.S. resident taxpayers at the time of grant were also revised to clarify that such awards would be functionally treated as restricted stock units for U.S. tax purposes, and such options would be automatically settled to the extent vested upon an exit event that occurs within eight years of the grant date, and would continue to be automatically settled on each vesting date. As of December 31, 2020, 89% of the holders of options granted under the 2017 ESOP accepted the terms of the modification, which triggered a change in the accounting treatment from cash-settled to equity-settled. Consequently, these options were remeasured at the modification date fair value and the liability was transferred to equity.

The remaining options continue to be classified as cash-settled awards. The settlement of these cash-settled awards is dependent upon an exit event, which is not probable as of December 31, 2020. The liability amounting to €6,948 thousand has been recognized as a contingent liability (refer to note 27). The carrying amount of the liability for the 2017 ESOP at December 31, 2020 was €0 thousand (December 31, 2019: €21,083 thousand; January 1, 2019: €13,203 thousand). The intrinsic value of the liability for options vested at December 31, 2020 was €0 thousand (December 31, 2019: €12,890 thousand; January 1, 2019: €6,554 thousand).

The grant date fair value of the equity-settled options was estimated for those participants who received options under the 2020 ESOP or who signed the revised agreement as of the reporting date which resulted in a capital reserve of €71,399 thousand as of December 31, 2020.

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2020	2019
Expense arising from equity-settled share-based payments	—	—
Expense arising from cash-settled share-based payments	50,316	7,880

The weighted average fair value of options granted during the year was €16,949 thousand (2019: €8,726 thousand). The exercise price for all options is €1.

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year:

Equity-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Transferred from cash-settled	4,887	1	—	—
Outstanding at December 31	4,887	1	—	—

Cash-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	5,108	1	3,772	1
Granted during the year	980	1	1,467	1
Forfeited during the year	(379)	1	(131)	1
Transferred to Equity-settled	(4,887)	1	—	—
Outstanding at December 31	822	1	5,108	1

Total options vested during the year were 1,326 options (2019: 1,055 options). As of December 31, 2020, and 2019, and January 1, 2019, none of the options granted under the ESOP are exercisable and/or eligible to be settled because an exit event has not occurred.

Measurement of fair values

The following table lists the inputs to the models used for the ESOP for the years ended December 31, 2020 and 2019, respectively:

	12/31/2020	12/31/2019	01/01/2019
Discount for lack of marketability	5%	10%	10%
Expected volatility (%)	154%	116%	101%
Probability of direct IPO	0%	50%	60%
Probability of indirect IPO	60%	0%	0%
Probability of other scenarios	40%	50%	40%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.

Other common inputs to option pricing models such as discount rate, dividends expected and expected term are not significant due to the low exercise price.

The fair value of the options at December 31, 2020 was derived from the estimated equity value of Lilium on that date because the beneficiary is entitled to shares of Lilium for a nominal amount in the case of an exit event. The value of the common shares was derived by applying a market approach on the basis of external financing rounds and an expected financing round valuation. With regards to the financing rounds, the liquidation preferences of the Seed shares, Series A, B1 and B2 shares (as described in note 19, Equity) were taken into account. A hybrid model between option pricing method and probability-weighted expected return method was used for the valuation. This led to a fair value of €17,297 per share at December 31, 2020.

The fair value of the options at December 31, 2019 was estimated based on the valuations underlying the financing rounds as this was the best indicator of the fair value at that time. For this purpose, the capital structure of each financing round based on the seniority level and the liquidation preferences of the shares was considered using an option pricing method by applying the backsolve model. This led to a fair value of €5,949 per share at December 31, 2019.

The fair value of the options at January 1, 2019 was similar to the approach applied for 2019, with the exception that a linear interpolation was performed for the equity value of the Company between two financing rounds. This led to a fair value of €5,893 per share at January 1, 2019.

Performance-based equity award

The Group has granted a performance-based equity award to a certain key management personnel as a bonus for successful fundraising which is accounted for as equity-settled. Upon successful financing, the recipient will receive a variable number of shares equal to an agreed percentage of the fundraising capital based upon the post-round valuation, capped at specific maximum funding amount. The compensation expense for awards with performance-based vesting conditions is recognized over the remaining service period when management determines that achievement of the performance condition is probable. The compensation cost of €591 thousand (2019: €0 thousand) is recorded in the general and administrative expenses.